STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES (USD $)	12 Months Ended		65 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Cash paid for income taxes	$ 0	$ 0	$ 0
Cash paid for interest	0	0	222
Inventory - non cash capitalization	0	(283)	0
Convertible Promissory Note - non-cash capitalization	51,879	0	51,879
Prepaid Expenses - non-cash capitalization	950,000	900,000	1,850,000
Purchase of Intangible Assets - non-cash capitalization	585,000	0	585,000
Debt Discount - non cash capitalization	327,607	0	327,607
Common Stock issued for repayment of loans	$ 82,500	$ 0	$ 82,500